GOODWILL AND INTANGIBLE ASSETS WITH DEFINITIVE LIVES (Tables) - Vimeo Inc.	12 Months Ended
Dec. 31, 2020
Goodwill [Line Items]
Schedule of Goodwill and Intangible Assets, Net

Goodwill and intangible assets with definite lives, net are as follows:

	December 31,
	2019	2020

	(In thousands)
Goodwill	$219,374	$219,337
Intangible assets with definite lives, net of accumulated amortization	25,598	10,854
Total goodwill and intangible assets with definite lives, net	$244,972	$230,191

Schedule of goodwill by reporting unit

The following table presents the changes in the carrying value of goodwill for the years ended December 31, 2019 and 2020:

	Years Ended December 31,
	2019	2020

	(In thousands)
Balance at January 1	$77,152	$219,374
Additions	142,222	—
Deductions	—	(37)
Balance at December 31	$219,374	$219,337

Schedule of intangible assets with definite lives

At December 31, 2019 and 2020, intangible assets with definite lives are as follows:

	December 31, 2019
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted-Average Useful Life (Years)
	(In thousands)
Developed technology	$25,500	$(13,709)	$11,791	3.6
Customer relationships	16,200	(3,802)	12,398	3.9
Trade names	3,000	(1,591)	1,409	1.7
Total	$44,700	$(19,102)	$25,598	3.6

	December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted-Average Useful Life (Years)
	(In thousands)
Developed technology	$25,500	$(19,418)	$6,082	3.6
Customer relationships	16,200	(11,837)	4,363	3.9
Trade names	3,000	(2,591)	409	1.7
Total	$44,700	$(33,846)	$10,854	3.6

Schedule of expected amortization of intangible assets	At December 31, 2020, amortization of intangible assets with definite lives is estimated to be as follows:

Years Ending December 31,	(In thousands)
2021	$5,582
2022	3,823
2023	1,449
Total	$10,854